Statements of Operations (USD $)	2 Months Ended
Dec. 31, 2012
Statements of Operations
Revenue	$ 23,200
Total Revenue	23,200
Occupancy	13,358
Event costs	5,430
General and administrative	12,300
Total Expenses	31,088
Net Loss	(7,888)
Member's deficit, beginning of the period	0
Member's deficit, end of the period	$ (7,888)